Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 765,000.00
Previously Paid Amount	0.00
Total Fee Amount	105.65
Total Offset Amount	0.00
Net Fee	105.65
Narrative - Max Aggregate Offering Price	$ 765,000.00
Final Prospectus	true